SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Product Information [Line Items]
Sales Revenue, Goods, Net	$ 82,171,415	$ 61,667,275	$ 242,800,784	$ 140,368,479	$ 208,614,041	$ 88,072,327
Sales Revenue, Product Line [Member]
Product Information [Line Items]
Concentration Risk, Percentage	68.78%	63.73%	69.09%	54.42%	59.98%	64.75%
Accounts Receivable [Member]
Product Information [Line Items]
Concentration Risk, Percentage			48.46%		48.41%	61.81%
Customer A [Member] | Fishery Development And Corporate And Others Division [Member]
Product Information [Line Items]
Concentration Risk, Percentage			28.24%
Sales Revenue, Goods, Net			83,356,492
Customer A [Member] | Sales Revenue, Product Line [Member]
Product Information [Line Items]
Concentration Risk, Percentage	24.57%	13.95%	28.24%	16.76%	18.09%	32.44%
Customer A [Member] | Sales Revenue, Product Line [Member] | Fishery Development And Corporate And Others Division [Member]
Product Information [Line Items]
Concentration Risk, Percentage					18.09%
Sales Revenue, Goods, Net					47,284,512
Customer A [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration Risk, Percentage			19.22%		12.86%	18.18%
Customer B [Member] | Organic Fertilizer and Bread Grass Division [Member]
Product Information [Line Items]
Concentration Risk, Percentage			16.70%
Sales Revenue, Goods, Net			49,309,009
Customer B [Member] | Sales Revenue, Product Line [Member]
Product Information [Line Items]
Concentration Risk, Percentage	15.78%	11.38%	16.70%	8.24%	15.02%	10.27%
Customer B [Member] | Sales Revenue, Product Line [Member] | Fishery Development And Corporate And Others Division [Member]
Product Information [Line Items]
Concentration Risk, Percentage					15.02%
Sales Revenue, Goods, Net					39,275,564
Customer B [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration Risk, Percentage			11.32%		10.23%	14.32%
Customer C [Member] | Fishery Development Division [Member]
Product Information [Line Items]
Concentration Risk, Percentage			11.64%
Sales Revenue, Goods, Net			$ 34,344,729
Customer C [Member] | Sales Revenue, Product Line [Member]
Product Information [Line Items]
Concentration Risk, Percentage	14.33%	0.00%	11.64%	0.00%	9.24%	9.69%
Customer C [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration Risk, Percentage			6.73%		8.69%	11.14%
Customer D [Member] | Sales Revenue, Product Line [Member]
Product Information [Line Items]
Concentration Risk, Percentage	8.33%	13.12%	7.12%	8.41%	9.14%	6.34%
Customer D [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration Risk, Percentage			6.30%		8.36%	9.94%
Customer E [Member] | Sales Revenue, Product Line [Member]
Product Information [Line Items]
Concentration Risk, Percentage	5.77%	0.00%	0.00%	3.80%	8.49%	6.01%
Customer E [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration Risk, Percentage			0.00%		8.27%	8.23%
Customer F [Member] | Sales Revenue, Product Line [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	17.99%	5.39%	17.21%
Customer F [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration Risk, Percentage			0.00%		10.23%
Customer G [Member] | Sales Revenue, Product Line [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	7.29%	0.00%	0.00%
Customer G [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration Risk, Percentage			4.89%		8.27%